INVENTORY	9 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
INVENTORY

Inventory consists of the following:

	December 31,		September 30,
	2011	2012	2013
Raw materials	$118,546	$91,814	$-
Finished product	178,445	184,830	59,209
Total	$296,991	$276,644	$59,209

Approximately all of the cost of goods sold for the nine months ended September 30, 2013 resulted from the write-off in the quarter ended June 30, 2013 of obsolete packaging materials and the write-off of inventory which reached its expiration date prior to sale.